GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in Goodwill by Reportable Segments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 0
Goodwill at end of period	140,287,000
Abacus Settlements, LLC
Goodwill [Roll Forward]
Goodwill at beginning of period	0	$ 0
Additions	140,287,000	0
Goodwill at end of period	140,287,000	$ 0
LMA and Abacus
Goodwill [Roll Forward]
Goodwill at beginning of period	140,287,000
Goodwill at end of period	$ 140,287,000